UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02671

DWS Municipal Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  7/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2013 (Unaudited)

DWS Short-Term Municipal Bond Fund
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 98.4%
Alaska 0.6%
Alaska, State Housing Finance Corp., Home Mortgage, Series A, AMT, 5.0%, 6/1/2036, INS: NATL	1,000,000	1,040,710
Alaska, State Housing Finance Corp., Mortgage Revenue, Series A, 4.0%, 6/1/2040	1,540,000	1,638,113
Alaska, State Municipal Bond Bank Authority Revenue, Series E, Prerefunded 12/1/2013 @ 100, 5.25%, 12/1/2026, INS: NATL	200,000	203,394
North Slope Boro, AK, General Obligation, Series A, 2.5%, 6/30/2014	1,025,000	1,046,341

		3,928,558
Arizona 2.4%
Arizona, Health Facilities Authority Revenue, Banner Health:
Series A, 5.0%, 1/1/2019	2,000,000	2,233,680
Series D, 5.5%, 1/1/2019	5,000,000	5,722,500
Phoenix, AZ, Civic Imporvement Corp., Transportation Excise Tax Revenue, 5.0%, 7/1/2015	2,000,000	2,171,660
Pima County, AZ, Sewer Revenue, Series A, 3.0%, 7/1/2014	780,000	799,336
Scottsdale, AZ, Municipal Property Corp., Excise Tax Revenue, 5.0%, 7/1/2014	3,320,000	3,467,275

		14,394,451
Arkansas 0.2%
Rogers, AR, Sales & Use Tax Revenue, 4.0%, 11/1/2013	1,450,000	1,462,789
California 8.4%
California, Health Facilities Financing Authority Revenue, Catholic Healthcare, Series C, 0.09% **, 7/1/2020, INS: NATL, LOC: JPMorgan Chase Bank NA	5,490,000	5,490,000
California, State Department of Water Resources Power Supply Revenue, Series G-4, 5.0%, 5/1/2016	2,500,000	2,790,350
California, State Department Water Resources Center, Valley Project Revenue, Series AL, 5.0%, 12/1/2013	1,065,000	1,082,221
California, State General Obligation:
4.0%, 9/1/2014	4,000,000	4,165,800
5.0%, 2/1/2014	3,215,000	3,292,835
5.0%, 4/1/2021	6,000,000	7,012,200
5.25%, 4/1/2022	1,615,000	1,809,285
California, State Kindergarten, Series A5, 0.05% **, 5/1/2034, LOC: Citibank NA	1,300,000	1,300,000
California, State Public Works Board, Lease Revenue, Judicial Council Projects, Series D, 5.0%, 12/1/2020	1,000,000	1,158,830
California, State Public Works Board, Lease Revenue, Various Capital Project, Series A, 4.0%, 4/1/2014	2,000,000	2,049,640
Los Angeles, CA, Department of Water & Power, Waterworks Revenue, Series R-12322, 144A, 0.05% **, 7/1/2015, INS: AGMC, AMBAC, LIQ: Citibank NA	4,000,000	4,000,000
Orange County, CA, Water District, Certificates of Participation, Series A, 0.05% **, 8/1/2042, LOC: Citibank NA	3,500,000	3,500,000
Port of Oakland, CA, Series O, AMT, 5.0%, 5/1/2020	3,000,000	3,382,980
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Governmental Purpose:
Series C, 5.0%, 5/1/2019	2,300,000	2,700,844
Series C, 5.0%, 5/1/2020	2,000,000	2,343,080
University of California, State Revenues, Series R-12236, 144A, 0.05% **, 10/1/2015, INS: FGIC, LIQ: Citibank NA	4,580,000	4,580,000

		50,658,065
Colorado 1.2%
Colorado, State Building Excellent Schools Today, Certificates of Participation, Series G, 5.0%, 3/15/2020	1,000,000	1,164,910
Colorado, State Housing & Finance Authority, State Unemployment Compensation, Series A, 5.0%, 5/15/2014	3,000,000	3,111,930
Denver City & County, CO, Airport Systems Revenue, Series A, AMT, 4.0%, 11/15/2015	250,000	265,785
Denver, CO, City & County Airport Revenue:
Series A, AMT, 4.0%, 11/15/2014	485,000	506,058
Series D, AMT, 7.75%, 11/15/2013	1,730,000	1,765,119
University of Colorado, Hospital Authority Revenue, Series A, 4.0%, 11/15/2014	275,000	287,312

		7,101,114
Connecticut 0.8%
Connecticut, State General Obligation:
Series D, 0.29% *, 9/15/2014	2,500,000	2,500,325
Series C, 4.0%, 6/1/2014	2,075,000	2,141,421
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure, Series B, 5.0%, 1/1/2014, INS: FGIC, NATL	200,000	204,052

		4,845,798
Delaware 0.1%
Delaware, State General Obligation, Series D, 5.0%, 9/1/2013	215,000	215,871
Delaware, State Housing Authority Revenue, Single Family Mortgage, Series D, AMT, 5.875%, 1/1/2038	390,000	394,165

		610,036
Florida 7.1%
Broward County, FL, Airport Systems Revenue:
Series Q-1, 5.0%, 10/1/2014	1,065,000	1,121,892
Series P-1, AMT, 5.0%, 10/1/2020	2,000,000	2,268,540
Series P-1, AMT, 5.0%, 10/1/2021	2,640,000	2,965,908
Florida, Citizens Property Insurance Corp.:
Series A-1, 5.0%, 6/1/2020	2,725,000	3,076,416
Series A-1, 5.0%, 6/1/2021	1,910,000	2,127,263
Florida, Cityplace Community Development District Special Assessment Revenue, 5.0%, 5/1/2014	300,000	308,967
Florida, Housing Finance Corp. Revenue, Homeowner Mortgage Special Program, Series A, 5.0%, 7/1/2028	985,000	1,049,980
Florida, Jacksonville Electric Authority Revenue, Series 23, 5.0%, 10/1/2013	5,000,000	5,040,150
Florida, State Municipal Power Agency, Stanton II Project, Series A, 4.0%, 10/1/2014	520,000	541,814
Hillsborough County, FL, Special Assessment Revenue, 5.0%, 3/1/2014, INS: FGIC, NATL	2,135,000	2,188,973
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, 5.0%, 10/1/2021	1,165,000	1,348,837
Jacksonville, FL, St. Johns River Power Park System Revenue, Series 25, 4.0%, 10/1/2014	3,100,000	3,233,765
Lee County, FL, Airport Revenue, Series A, AMT, 5.5%, 10/1/2023	1,250,000	1,379,600
Miami-Dade County, FL, Aviation Revenue, Series A, AMT, 4.0%, 10/1/2014	2,650,000	2,756,080
Palm Beach County, FL, Community Foundation, Palm Beach Project Revenue, 0.07% **, 3/1/2034, LOC: Northern Trust Co.	4,750,000	4,750,000
South Miami, FL, Health Facilities Authority, Hospital Revenue, Baptist Health South Florida Group, 5.0%, 8/15/2021	2,500,000	2,810,800
Tampa, FL, Solid Waste Systems Revenue, AMT, 5.0%, 10/1/2019, INS: AGMC	5,000,000	5,657,400

		42,626,385
Georgia 3.3%
Athens-Clarke County, GA, Unified Government, 3.0%, 12/1/2014	1,300,000	1,348,139
Atlanta, GA, Airport Revenue, Series B, AMT, 5.0%, 1/1/2022	1,000,000	1,097,210
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.0%, 10/1/2020	500,000	580,820
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare:
Series A, 5.0%, 2/15/2018	2,000,000	2,242,360
Series A, 5.0%, 2/15/2019	1,500,000	1,683,450
Georgia, Main Street Natural Gas, Inc., Gas Revenue, Series A, 0.06% **, 8/1/2040, SPA: Royal Bank of Canada	3,980,000	3,980,000
Georgia, Municipal Electric Authority, Combined Cycle Project, Series A, 5.0%, 11/1/2020	1,000,000	1,173,690
Georgia, Municipal Electric Authority, Project One, Series A, 5.0%, 1/1/2021	1,580,000	1,823,889
Georgia, State General Obligation:
Series F, 5.0%, 11/1/2013	200,000	202,426
Series B, Prerefunded 3/1/2014 @ 100, 5.0%, 3/1/2015	625,000	642,613
Georgia, State Municipal Electric Authority, Series GG, 4.0%, 1/1/2014	595,000	604,246
Henry County, GA, School District, 3.0%, 12/1/2013	750,000	757,057
Henry County, GA, Water & Sewerage Authority Revenue, Series A, 4.0%, 2/1/2014	1,000,000	1,018,690
Richmond County, GA, Board of Education, 5.0%, 10/1/2013	2,500,000	2,520,250

		19,674,840
Hawaii 0.4%
Hawaii, State General Obligation:
Series EC, 5.0%, 12/1/2013	1,820,000	1,849,375
Series DQ, 5.0%, 6/1/2014	270,000	280,870

		2,130,245
Idaho 0.1%
Idaho, Housing Agency, Single Family Mortgage:
Series H-2, AMT, 5.1%, 7/1/2020	35,000	35,043
Class III, AMT, 5.1%, 7/1/2023	115,000	115,086
Class III, AMT, 5.15%, 7/1/2023	260,000	264,418
Class III, AMT, 5.4%, 7/1/2021	50,000	50,370
Series H-2, AMT, 5.85%, 1/1/2014	5,000	5,016
Class III, AMT, 5.95%, 7/1/2019	270,000	270,451
Series E, AMT, 5.95%, 7/1/2020	30,000	30,058

		770,442
Illinois 5.1%
Chicago, IL, Board of Education, Series A, 5.25%, 12/1/2018, INS: NATL	1,830,000	1,835,600
Chicago, IL, O'Hare International Airport Revenue:
Series A, 5.0%, 1/1/2015, INS: AGMC	4,500,000	4,790,475
Series D, AMT, 5.25%, 1/1/2019	1,000,000	1,140,660
Illinois, Finance Authority Revenue, University of Chicago, Series B, 5.0%, 7/1/2017	5,000,000	5,725,900
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Project, Series B, 5.0%, 12/15/2020	1,630,000	1,878,950
Illinois, Railsplitter Tobacco Settlement Authority Revenue, 5.25%, 6/1/2020	2,000,000	2,278,300
Illinois, State General Obligation:
4.0%, 8/1/2014	4,000,000	4,127,360
4.0%, 7/1/2015	2,500,000	2,636,425
Series A, 5.0%, 4/1/2015	1,000,000	1,065,350
Illinois, State Unemployment Insurance Fund, Building Receipts Revenue:
Series A, 5.0%, 12/15/2013	200,000	203,588
Series B, 5.0%, 12/15/2019	420,000	452,142
Lake County, IL, Forest Preserve District, Series A, 0.663% *, 12/15/2020	5,000,000	4,854,050

		30,988,800
Indiana 1.6%
Indiana, Finance Authority Health Systems Revenue, Sisters of St. Francis Health, Series C, 5.0%, 11/1/2014	2,000,000	2,111,080
Indiana, Finance Authority, Water Utility Revenue, Citizens Energy, 3.0%, 10/1/2014	1,200,000	1,235,208
Indiana, State Finance Authority, Economic Development Revenue, Republic Sevices, Inc. Project, Series A, AMT, 0.53% **, Mandatory Put 9/3/2013 @ 100, 5/1/2034	2,500,000	2,499,375
Indiana, State Municipal Power Agency, Series A, 0.06% **, 1/1/2018, LOC: Citibank NA	3,890,000	3,890,000

		9,735,663
Iowa 0.2%
Iowa, State Finance Authority Revenue, State Revolving Fund, 3.0%, 8/1/2015	1,000,000	1,050,130
Kansas 1.8%
Kansas, State Department of Transportation Highway Revenue:
Series C-2, 0.05% **, 9/1/2022, SPA: JPMorgan Chase Bank NA	6,900,000	6,900,000
Series A-2, 0.29% *, 9/1/2014	4,160,000	4,159,418

		11,059,418
Kentucky 0.5%
Kentucky, Housing Corp. Revenue, Series G, AMT, 5.0%, 7/1/2030	315,000	319,145
Kentucky, State Rural Water Finance Corp., Public Project Revenue, Series D-1, 1.0%, 10/1/2013	2,665,000	2,668,385

		2,987,530
Louisiana 0.3%
Louisiana, State Offshore Terminal Authority, Deepwater Port Revenue, Loop LLC Project, Series B-1, 1.875%, Mandatory Put 10/1/2013 @ 100, 10/1/2040	1,750,000	1,754,428
Maine 0.5%
Maine, State Housing Authority Mortgage Revenue, Series A-1, AMT, 4.5%, 11/15/2028	2,660,000	2,783,690
Maryland 1.3%
Baltimore County, MD, Metropolitan District 73rd Issue, 5.0%, 11/1/2013	245,000	247,984
Frederick County, MD, Public Facilities, Prerefunded 12/1/2015 @ 100, 5.0%, 12/1/2016	275,000	303,713
Maryland, State & Local Facilities:
Series A, 3.0%, 8/15/2013	350,000	350,392
Series B, 5.0%, 3/15/2015	260,000	279,667
Maryland, State Community Development Administration, Department of Housing & Community Development, Series E, AMT, 5.5%, 3/1/2032	745,000	751,809
Maryland, State Department of Transportation & Conservation, 5.0%, 2/15/2018	5,000,000	5,838,150
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, 3.0%, 7/1/2014	300,000	307,395

		8,079,110
Massachusetts 1.7%
Massachusetts, State Consolidated Loan, Series B, 4.0%, 8/1/2013	200,000	200,000
Massachusetts, State General Obligation, Series A, 0.05% **, 3/1/2026, SPA: Wells Fargo Bank NA	3,260,000	3,260,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Northeastern University, Series T-3, 2.7%, Mandatory Put 2/20/2014 @ 100, 10/1/2037	500,000	506,175
Massachusetts, State Housing Finance Agency, Construction Loan Notes, Series A, 0.8%, 11/1/2013	1,000,000	1,000,270
Massachusetts, State Water Resources Authority Revenue, Series A-2, 0.04% **, 8/1/2037, SPA: TD Bank NA	4,000,000	4,000,000
Westwood, MA, General Obligation, 3.0%, 6/1/2014	1,065,000	1,089,080

		10,055,525
Michigan 3.7%
Detroit, MI, City School District, School Building & Site, Series A, 4.0%, 5/1/2014	2,000,000	2,048,740
Detroit, MI, Water & Sewerage Department Disposal System Revenue, Series A, 5.0%, 7/1/2014	1,000,000	1,003,860
Michigan, State Building Authority Revenue, Facilities Program, Series I-A, 5.0%, 10/15/2015	1,500,000	1,630,545
Michigan, State Finance Authority Revenue, Local Government Loan Program, Series C, 3.0%, 11/1/2014	500,000	512,900
Michigan, State Finance Authority Revenue, School District, 5.0%, 6/1/2014	1,225,000	1,261,407
Michigan, State Finance Authority Revenue, Unemployment Obligation Assessment:
Series A, 5.0%, 7/1/2014	7,000,000	7,309,190
Series B, 5.0%, 7/1/2021	4,175,000	4,760,293
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series B, 5.0%, 11/15/2020	3,000,000	3,378,750
Michigan, State Municipal Bond Authority, Clean Water Fund, Prerefunded 10/1/2014 @ 100, 5.0%, 10/1/2026	195,000	205,912

		22,111,597
Minnesota 0.2%
Coon Rapids, MN, Multi-Family Housing Revenue, Brown Meadow Manor, Series A, AMT, 3.875%, 7/1/2014	110,000	110,217
Hennepin County, MN, Senior Sales Tax, Series E, 4.0%, 12/15/2013	500,000	507,130
Minnesota, State General Obligation, 5.0%, 8/1/2015	400,000	436,712

		1,054,059
Mississippi 0.7%
Mississippi, Development Bank Special Obligation, Department of Corrections, Series D, 5.0%, 8/1/2021	3,695,000	4,164,745
Missouri 0.6%
Kansas City, MO, Airport Revenue, Series A, AMT, 5.0%, 9/1/2015	1,005,000	1,085,460
Missouri, State Board of Public Buildings, Special Obligation, Series A, 4.0%, 10/1/2013	450,000	452,898
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Homeownership Loan Program:
Series D, 4.8%, 3/1/2040	995,000	1,030,014
Series C, AMT, 5.6%, 9/1/2035	710,000	744,087
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Special Homeownership Loan Program Market Bonds, Series E-1, 5.0%, 11/1/2027	460,000	492,913

		3,805,372
Nebraska 0.3%
Nebraska, State Investment Finance Authority, Single Family Housing Revenue, Series A, 2.5%, 9/1/2034	1,500,000	1,544,475
Nevada 1.0%
Clark County, NV, Airport System Revenue, Series C-1, AMT, 2.5%, 7/1/2015	4,000,000	4,112,120
Nevada, Colorado River Commission - Hoover Uprating, Series E, 4.0%, 10/1/2013	2,000,000	2,012,800
Nevada, Housing Division, Single Family Mortgage, Series A, AMT, 5.15%, 10/1/2014	15,000	15,044

		6,139,964
New Jersey 2.0%
Livingston, NJ, School District Revenue, Board of Education, 144A, 3.8%, 8/1/2014	286,055	289,704
New Jersey, Economic Development Authority Revenue, School Facilities Construction, Series J-4, 5.0%, Mandatory Put 9/1/2014 @ 100, 9/1/2029, INS: AGMC	5,000,000	5,260,050
New Jersey, State Economic Development Authority Revenue, 5.0%, 6/15/2014	1,500,000	1,553,385
New Jersey, State Economic Development Authority Revenue, School Facilities Construction:
Series P, 5.0%, 9/1/2014	300,000	315,399
Series W, 5.0%, 3/1/2015	365,000	391,189
New Jersey, State Economic Development Authority, School Facilities Construction, Series G, Prerefunded 9/1/2013 @ 100, 5.0%, 9/1/2025, INS: AMBAC	250,000	251,000
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series B, 5.0%, 6/15/2020	2,000,000	2,305,540
Series A, 5.25%, 12/15/2014, INS: NATL	1,460,000	1,557,645

		11,923,912
New Mexico 1.5%
Farmington, NM, Pollution Control Revenue, Arizona Public Service Co., Series C, AMT, 2.875% **, Mandatory Put 10/10/2013 @ 100, 9/1/2024	2,500,000	2,511,525
New Mexico, Mortgage Finance Authority, Second Mortgage Program, 144A, AMT, 6.5%, 1/1/2018	41,800	42,039
New Mexico, Mortgage Finance Authority, Single Family Mortgage, "I", Series D, 5.35%, 9/1/2040	770,000	805,297
New Mexico, State Finance Authority, State Transportation Revenue, Series A, 4.0%, 6/15/2014	200,000	206,664
New Mexico, State Severance Tax, Series A, 5.0%, 7/1/2015	305,000	331,730
University of New Mexico, Systems Improvement Revenues, 0.05% **, 6/1/2026, SPA: JPMorgan Chase Bank NA	5,005,000	5,005,000

		8,902,255
New York 15.7%
New York, Metropolitan Transportation Authority Revenue, Series A, 5.5%, 11/15/2013, INS: AMBAC	500,000	507,670
New York, Metropolitan Transportation Authority, Dedicated Tax Fund:
Series B-1, 0.04% **, 11/1/2022, LOC: State Street B&T Co.	2,600,000	2,600,000
3.0%, 11/1/2014	2,000,000	2,066,980
New York, State Dormitory Authority Revenue, State Personal Income Tax Revenue, Series E, 5.0%, 8/15/2014	415,000	435,621
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, NYC Municipal Water Finance Project, Series A, 5.0%, 6/15/2015	500,000	543,510
New York, State Environmental Facilities Corp., Solid Waste Disposal Revenue, Waste Management, Inc., AMT, 0.55% **, Mandatory Put 11/1/2013 @ 100, 5/1/2030	3,000,000	3,000,000
New York, State Local Government Assistance Corp.:
Series 8V, 0.05% **, 4/1/2019, SPA: JPMorgan Chase Bank NA	4,500,000	4,500,000
Series 4V, 0.09% **, 4/1/2022, SPA: Bank of America NA	10,700,000	10,700,000
Series A, 5.0%, 4/1/2014	480,000	495,701
New York, State Thruway Authority, Second General Highway & Bridge Trust Fund:
Series A-1, 4.0%, 4/1/2015	300,000	317,976
Series A, 5.25%, 4/1/2015, INS: NATL	425,000	459,429
New York, State Urban Development Corp. Revenue:
Series A3C, 0.07% **, 3/15/2033, SPA: JPMorgan Chase & Co.	3,090,000	3,090,000
Series A3A, 0.07% **, 3/15/2033, SPA: JPMorgan Chase & Co.	1,730,000	1,730,000
New York, Triborough Bridge & Tunnel Authority Revenues:
Series B-2C, 0.04% **, 1/1/2032, LOC: U.S. Bank NA	5,030,000	5,030,000
Series B-3, 0.04% **, 1/1/2033, LOC: U.S. Bank NA	7,400,000	7,400,000
New York City, NY, Industrial Development Agency, Airport Facilities Revenue, Series A, AMT, 5.0%, 7/1/2014	1,085,000	1,104,595
New York City, NY, Municipal Water Finance Authority, "A", Series 20090047, 144A, 0.1% **, 6/15/2035, LIQ: Citibank NA	2,400,000	2,400,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series B-3, 0.04% **, 6/15/2045, SPA: State Street Bank & Trust Co.	1,300,000	1,300,000
Series B-4, 0.04% **, 6/15/2045, SPA: Northern Trust Co.	5,000,000	5,000,000
Series B-2, 0.05% **, 6/15/2024, SPA: Royal Bank of Canada	2,260,000	2,260,000
Series DD-3A, 0.05% **, 6/15/2043, SPA: U.S. Bank NA	3,400,000	3,400,000
Series B-1, 0.05% **, 6/15/2045, SPA: U.S. Bank NA	5,410,000	5,410,000
Series C, Prerefunded 6/15/2014 @ 100, 5.0%, 6/15/2019	440,000	458,458
New York City, NY, Transitional Finance Authority Revenue, Series 3, 0.05% **, 11/1/2022, SPA: Royal Bank of Canada	1,910,000	1,910,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series C5, 0.06% **, 8/1/2031, SPA: Bank of America NA	14,730,000	14,730,000
Series A, 5.0%, 11/1/2014	1,030,000	1,091,522
New York City, NY, Transitional Finance Authority, Future Tax Secured, Series A, Prerefunded 8/1/2013 @ 100, 5.0%, 8/1/2018	2,125,000	2,125,000
New York, NY, General Obligation:
Series G-5, 0.03% **, 4/1/2042, SPA: Wells Fargo Bank NA	1,000,000	1,000,000
Series I, 0.06% **, 4/1/2036, LOC: Bank of America NA	4,800,000	4,800,000
Series J-8, 0.44% *, 8/1/2021	1,310,000	1,320,729
Series H-1, 5.0%, 3/1/2015	215,000	230,613
Series I, 5.0%, 8/1/2015	590,000	643,118
Series J, 5.0%, 8/1/2015	2,500,000	2,725,075
Series E, 5.25%, 8/1/2013	175,000	175,000

		94,960,997
North Carolina 1.7%
Mecklenburg County, NC, Public Facilities Corp., Limited Obligation Bond, Annual Appropriation, 5.0%, 3/1/2015	5,000,000	5,365,050
North Carolina, Eastern Municipal Power Agency, Power Systems Revenue, Series B, 5.0%, 1/1/2017	1,500,000	1,691,310
North Carolina, Housing Finance Agency, Home Ownership, Series 22-A, AMT, 5.5%, 7/1/2036	270,000	272,557
North Carolina, State Capital Improvement Obligation, Series A, 5.0%, 5/1/2014	280,000	290,085
North Carolina, State Grant Anticipation Revenue, 4.0%, Mandatory Put 3/1/2018 @ 100, 3/1/2023	2,000,000	2,175,660
Wake County, NC, General Obligation, Series D, 4.0%, 2/1/2015	260,000	274,386

		10,069,048
Ohio 4.5%
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2020	870,000	1,001,883
Ohio, Miami University, Prerefunded 12/1/2013 @ 100, 5.25%, 12/1/2014, INS: AMBAC	400,000	406,720
Ohio, State Building Facilities Authority, Administration Building Fund Project, Series B, 5.0%, 10/1/2013	4,880,000	4,919,528
Ohio, State Common Schools, Series C, 4.0%, 9/15/2017	3,835,000	4,271,461
Ohio, State General Obligation, Series A, 4.0%, 11/1/2013	400,000	403,820
Ohio, State Higher Education, Series A, 5.0%, 8/1/2021	5,000,000	5,909,600
Ohio, State Higher Educational Facility Commission Revenue, Cleveland Clinic Health:
Series B-4, 0.05% **, 1/1/2043	1,450,000	1,450,000
Series A, 5.25%, 1/1/2019	2,500,000	2,844,050
Ohio, State Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group, Series B-1, 0.03% **, 1/1/2039, LIQ: Wells Fargo Bank NA	2,800,000	2,800,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series E, 5.0%, 9/1/2039	735,000	786,693
Ohio, State Infrastructure Improvement, Series B, 4.0%, 8/1/2014	2,500,000	2,595,850

		27,389,605
Oklahoma 0.2%
Oklahoma, State Turnpike Authority, Series E, 0.05% **, 1/1/2028, SPA: JPMorgan Chase Bank NA	1,350,000	1,350,000
Oregon 0.6%
Oregon, State Housing & Community Services Department, Mortgage Revenue, Single Family Mortgage Program, Series B, AMT, 5.0%, 7/1/2030	3,310,000	3,583,969
Pennsylvania 1.4%
Pennsylvania, Housing Finance Agency, Single Family Mortgage, Series 90A, AMT, 5.0%, 10/1/2035	150,000	150,989
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue:
Series A, 3.0%, 1/1/2014	1,750,000	1,770,807
Series A, 4.0%, 7/1/2014	2,000,000	2,070,420
Series B, 5.0%, 7/1/2021	785,000	897,279
Pennsylvania, State General Obligation, First Series, 5.25%, 2/1/2014, INS: NATL	1,225,000	1,256,238
Pennsylvania, State Industrial Development Authority, Economic Development, 4.0%, 7/1/2014	670,000	692,485
Pennsylvania, State Turnpike Commission Revenue, Series B, 1.21% **, 12/1/2019	1,500,000	1,509,705
Philadelphia, PA, Multi-Family Housing Revenue, Series B, AMT, 4.5%, 10/1/2013	95,000	95,147
Philadelphia, PA, Water & Wastewater Revenue, Series A, ETM, 5.0%, 8/1/2014, INS: AMBAC	200,000	209,610

		8,652,680
South Carolina 0.2%
Charleston County, SC, School District, 4.0%, 2/1/2014	400,000	407,700
South Carolina, Jobs-Economic Development Authority, Hospital Improvement Revenue, Palmetto Health Alliance, 5.0%, 8/1/2015	500,000	534,180

		941,880
South Dakota 0.3%
South Dakota, Hospital & Healthcare Revenue, 5.4%, 8/1/2013, INS: AMBAC	85,000	85,000
South Dakota, Housing Development Authority, Homeownership Mortgage, Series A, AMT, 4.5%, 5/1/2031	1,795,000	1,923,809

		2,008,809
Tennessee 1.1%
Jackson, TN, Hospital Revenue, Jackson-Madison County Project, 5.25%, 4/1/2014	1,290,000	1,331,344
Shelby County, TN, General Obligation, Series A, 5.0%, 4/1/2015	320,000	344,650
Tennessee, Housing Development Agency, Homeownership Program, Series 2006-3, AMT, 5.75%, 7/1/2037	770,000	793,223
Tennessee, Housing Development Agency, Residential Financing Program Revenue, Series 1C, 3.0%, 7/1/2038	2,400,000	2,488,848
Tennessee, State Housing Development Agency, Homeownership Program:
Series 2C, 4.0%, 7/1/2038	855,000	923,383
Series 1A, AMT, 4.5%, 1/1/2038	920,000	969,588

		6,851,036
Texas 15.2%
Allen, TX, Independent School District, 5.0%, 2/15/2024	1,000,000	1,142,200
Barbers Hill, TX, Independent School District Building, 4.0%, 2/15/2022	2,350,000	2,570,336
Dallas, TX, Refunding & Improvement, Series A, 4.0%, 2/15/2015 (a)	1,030,000	1,087,773
Dallas, TX, Waterworks & Sewer Systems Revenue:
5.0%, 10/1/2020	3,000,000	3,573,180
5.0%, 10/1/2021	2,000,000	2,332,200
EL Paso, TX, Water & Sewer Revenue, 4.0%, 3/1/2021	1,500,000	1,648,260
Fort Worth, TX, General Obligation:
3.0%, 3/1/2014	1,000,000	1,016,210
5.0%, 3/1/2016	4,260,000	4,731,667
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Hospital Health System, Series B, 0.26% *, 6/1/2014	580,000	580,354
Harris County, TX, General Obligation, Series A, 4.0%, 10/1/2013	1,225,000	1,232,889
Houston, TX, Airport Systems Revenue, Series A, 5.0%, 7/1/2016	625,000	696,687
Houston, TX, General Obligation, Series A, 5.0%, 3/1/2014	150,000	154,251
North Texas, Tollway Authority Revenue, 5.0%, 1/1/2020	3,000,000	3,394,530
San Antonio, TX, Electric & Gas Revenue:
Series A, ETM, 5.25%, 2/1/2014	195,000	199,873
5.375%, 2/1/2014	200,000	205,224
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series E, 0.04% **, 11/15/2050, LOC: Wells Fargo Bank NA	5,000,000	5,000,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, 5.25%, 8/15/2021	2,435,000	2,763,214
Texas, Dallas-Fort Worth International Airport Revenue:
Series F, AMT, 5.0%, 11/1/2014	500,000	526,650
Series A, 5.0%, 11/1/2016	4,000,000	4,489,720
Series D, 5.0%, 11/1/2022	1,485,000	1,635,104
Series D, 5.0%, 11/1/2023	2,890,000	3,160,764
Texas, Grand Parkway Transporation Corp., System Toll Revenue, Series C, 2.0%, Mandatory Put 2/15/2014 @ 100, 10/1/2017 (a)	5,060,000	5,100,379
Texas, Lower Colorado River Authority Revenue, Series A, 5.0%, 5/15/2016	3,500,000	3,887,520
Texas, Midtown Redevelopment Authority, Tax Increment Contract Revenue, 4.0%, 1/1/2014	625,000	632,994
Texas, Mission Economic Development Corp., Solid Waste Disposal Revenue, Republic Services, Inc.:
AMT, 0.57% **, Mandatory Put 11/1/2013 @ 100, 1/1/2026	4,300,000	4,300,000
AMT, 6.0%, Mandatory Put 8/1/2014 @ 100, 8/1/2020 (a)	5,000,000	5,000,000
Texas, Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue, 0.883% *, 9/15/2017	4,505,000	4,480,763
Texas, State A & M University Revenue, Financing System:
Series A, 5.0%, 5/15/2015	250,000	270,492
Series D, 5.0%, 5/15/2015	275,000	297,542
Texas, State General Obligation, College Student Loan, Series B, AMT, 5.0%, 8/1/2013	1,000,000	1,000,000
Texas, State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue:
5.0%, 12/15/2014	1,600,000	1,679,264
5.0%, 12/15/2021	3,000,000	3,217,830
Texas, State Tech University Revenues, Series A, 4.25%, 8/15/2021	1,500,000	1,677,855
Texas, State Transportation Revenue, 2.5%, 8/30/2013	6,000,000	6,011,760
Texas, Trinity River Authority, Regional Wastewater Systems Revenue:
5.0%, 8/1/2013	2,000,000	2,000,000
5.0%, 8/1/2014	4,805,000	5,032,132
University of North Texas, 3.0%, 4/15/2014	1,000,000	1,019,370
University of Texas, Revenue Bond, Series D, 5.0%, 8/15/2013	800,000	801,512
West Harris County, TX, Regional Water Authority, Water Systems Revenue:
5.0%, 12/15/2015	1,605,000	1,758,951
5.0%, 12/15/2017	1,270,000	1,450,391

		91,759,841
Utah 0.5%
Davis County, UT, Sales Tax Revenue, Series B, Prerefunded 4/1/2014 @ 100, 5.25%, 10/1/2023, INS: AMBAC	305,000	315,224
Intermountain Power Agency, UT, Power Supply Revenue, Series A, ETM, 6.15%, 7/1/2014, INS: NATL	60,000	62,089
Utah, Housing Finance Agency, Single Family Mortgage, Series C, Class III, AMT, 6.25%, 7/1/2014	10,000	10,105
Utah, Single Family Housing Revenue, Series D-2, AMT, 5.0%, 7/1/2018	335,000	335,573
Utah, Single Family Housing Revenue, Mortgage Revenue, Series G, AMT, 4.875%, 1/1/2019	610,000	621,559
Utah, Single Family Housing Revenue, Single Family Mortgage, AMT, 3.875%, 7/1/2014	110,000	110,066
Utah, State General Obligation:
Series B, 4.0%, 7/1/2015	450,000	481,302
Series B, 5.0%, 7/1/2014	250,000	261,137
Series A, 5.0%, 7/1/2015	530,000	576,984

		2,774,039
Virginia 2.8%
Loudoun County, VA, General Obligation, Series A, 4.0%, 7/1/2014	200,000	207,060
Virginia, State College Building Authority, Educational Facilities Revenue, 21st Century College & Equipment, Series A, Prerefunded 2/1/2014 @ 100, 5.0%, 2/1/2021	1,975,000	2,022,696
Virginia, State College Building Authority, Educational Facilities Revenue, University of Richmond Project, 0.04% **, 11/1/2036, SPA: Wells Fargo Bank NA	5,130,000	5,130,000
Virginia, State Public School Authority, School Financing 1997 Resolution, Series A, 5.25%, 8/1/2013	250,000	250,000
Virginia, State Resource Authority Infrastructure Revenue, Pooled Financing Program:
Series B, ETM, 5.0%, 11/1/2016	240,000	271,015
Series B, 5.0%, 11/1/2016	1,060,000	1,202,761
Virginia, State Resource Authority, Clean Water Revenue, State Revolving Fund, Prerefunded 10/1/2014 @ 100, 5.0%, 10/1/2023	1,250,000	1,320,025
Virginia, State Resources Authority, Infrastructure Revenue, State Moral Obligation, Series A, 4.0%, 11/1/2013	2,085,000	2,105,183
Virginia, Upper Occoquan Sewer Authority, Regional Sewer Revenue, 5.0%, 7/1/2017, INS: AGMC	4,320,000	4,404,197

		16,912,937
Washington 5.6%
King County, WA, School District No. 410, Snoqualmie Valley:
Series A, Prerefunded 12/1/2013 @ 100, 5.0%, 12/1/2015, INS: AGMC	4,360,000	4,430,370
Series A, 5.0%, 12/1/2015, INS: AGMC	1,820,000	1,848,374
Pierce County, WA, Peninsula School District No. 401, Prerefunded 12/1/2013 @ 100, 5.0%, 12/1/2015, INS: AGMC	5,000,000	5,080,350
Pierce County, WA, Tacoma School District No.10, 2.0%, 12/1/2014	1,000,000	1,022,510
Port of Seattle, WA, Revenue Bond, Series B, AMT, 3.0%, 8/1/2014	2,750,000	2,822,160
Seattle, WA, General Obligation, 2.5%, 12/1/2014	710,000	731,847
Washington, State General Obligation:
Series 2599, 144A, 0.07% **, 1/1/2016, LIQ: JPMorgan Chase Bank NA	9,005,000	9,005,000
Series 3087, 144A, 0.07% **, 7/1/2016, LIQ: JPMorgan Chase Bank NA	1,000,000	1,000,000
Series R-2012A, 5.0%, 7/1/2020	6,625,000	7,853,540
Washington, State Motor Vehicle Fuel Tax, Series R-B, 4.0%, 1/1/2015	125,000	131,469

		33,925,620
Wisconsin 1.0%
Wisconsin, Housing & Economic Development Authority, Home Ownership Revenue, Series D, AMT, 4.875%, 3/1/2036	245,000	245,737
Wisconsin, State Clean Water Revenue, Series 2, 5.0%, 6/1/2019	1,000,000	1,181,100
Wisconsin, State General Obligation, Series A, Prerefunded 5/1/2014 @ 100, 5.0%, 5/1/2016, INS: NATL	200,000	207,120
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc., Series B, 4.75%, Mandatory Put 8/15/2014 @ 100, 8/15/2025	2,000,000	2,076,260
Wisconsin, State Transportation Revenue, Series 1, 4.0%, 7/1/2014	2,000,000	2,068,720

		5,778,937

Total Municipal Bonds and Notes (Cost $584,226,517)		593,302,794

	Shares	Value ($)
Open-End Investment Companies 4.2%
BlackRock MuniCash, 0.01% ***	975,403	975,403
BlackRock MuniFund, 0.02% ***	24,457,805	24,457,805
Total Open-End Investment Companies (Cost $25,433,208)		25,433,208

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $609,659,725) †	102.6	618,736,002
Other Assets and Liabilities, Net	(2.6)	(15,457,894)

Net Assets	100.0	603,278,108

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2013.

**
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of July 31, 2013.

*** Current yield; not a coupon rate.
†
The cost for federal income tax purposes was $609,659,725.  At July 31, 2013, net unrealized appreciation for all securities based on tax cost was $9,076,277.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,062,293 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $986,016.

(a) When-issued security.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds and Notes(b)	$—	$593,302,794	$—	$593,302,794
Open-End Investment Companies	25,433,208	—	—	25,433,208
Total	$25,433,208	$593,302,794	$—	$618,736,002

There have been no transfers between fair value measurement levels during the period ended July 31, 2013.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short-Term Municipal Bond Fund, a series of DWS Municipal Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 20, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 20, 2013